Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable
Schedule of account receivable

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	482,365	302,465	41,438
Less: allowance for credit losses	(6,373)	(6,752)	(925)
Accounts receivable, net	475,992	295,713	40,513

Schedule of the movement in the allowance for credit losses

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Balance at beginning of year	(7,131)	(6,373)	(873)
Additions	—	(911)	(125)
Reversals	758	532	73
Balance at end of year	(6,373)	(6,752)	(925)